April 24, 2020

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	RiverPark Funds Trust (the “Registrant”) (File No. 333-167778) on behalf of RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Floating Rate CMBS Fund, RiverPark Strategic Income Fund (each a “Fund” and collectively the “Funds”), each a series of the Registrant

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to each Fund’s prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus that was included in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on January 28, 2020 and supplemented on March 25, 2020.

Sincerely, /s/ Margaret M. Murphy

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